FVM - Transfers between Level 1 and Level 2 (Narrative) (Detail) $ in Billions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Fair Value Measurement [Line Items]
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	$ 0.6
Description Of Reasons For Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	Assets totaling approximately USD 0.6 billion, which were mainly comprised of financial assets held for trading, predominantly investment fund units as well as corporate and municipal bonds, were transferred from Level 2 to Level 1 during 2018, generally resulting from increased levels of trading activity observed within the market. Transfers of financial liabilities from Level 2 to Level 1 during 2018 were not significant.
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	$ 0.7
Description Of Reasons For Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	Assets totaling approximately USD 0.7 billion, which were mainly comprised of financial assets held for trading, predominantly investment fund units and equity instruments, were transferred from Level 1 to Level 2 during 2018, generally resulting from diminished levels of trading activity observed within the market. Transfers of financial liabilities from Level 1 to Level 2 during 2018 were not significant.
UBS AG
Disclosure Of Fair Value Measurement [Line Items]
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	$ 0.6
Description Of Reasons For Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	Assets totaling approximately USD 0.6 billion, which were mainly comprised of financial assets held for trading, predominantly investment fund units as well as corporate and municipal bonds, were transferred from Level 2 to Level 1 during 2018, generally resulting from increased levels of trading activity observed within the market. Transfers of financial liabilities from Level 2 to Level 1 during 2018 were not significant.
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	$ 0.7
Description Of Reasons For Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	Assets totaling approximately USD 0.7 billion, which were mainly comprised of financial assets held for trading, predominantly investment fund units and equity instruments, were transferred from Level 1 to Level 2 during 2018, generally resulting from diminished levels of trading activity observed within the market. Transfers of financial liabilities from Level 1 to Level 2 during 2018 were not significant.